Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Revenues	$ 1,226,046	$ 741,541
Hardware and equipment sales [Member]
Revenues
Revenues	1,132,887	616,929
Tax services [Member]
Revenues
Revenues	$ 93,159	$ 124,612